INTANGIBLE ASSETS - Reconciliation (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	$ 964	$ 982
Acquisitions	3	6
Amortization	(3)	(14)
Foreign currency translation	(96)	(10)
Balance, end of period	$ 868	$ 964